Revenue From Contracts with Customers - Disaggregate Revenue (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Revenue, Initial Application Period Cumulative Effect Transition
Total Revenues	$ 908,231
Graphite Electrodes - Three-to-five-year contracts
Revenue, Initial Application Period Cumulative Effect Transition
Total Revenues	617,447
Graphite Electrodes - Short-term contracts
Revenue, Initial Application Period Cumulative Effect Transition
Total Revenues	264,418
By-products
Revenue, Initial Application Period Cumulative Effect Transition
Total Revenues	$ 26,366